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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2006
Date of reporting period: February 28, 2006

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Accuride	10,000	$113,200	0.97%	Auto/Truck - Original Equip.
Adobe Systems	9,600	$370,080	3.18%	Computer - Software
Advanced Micro Devices	10,000	$386,700	3.32%	Elec Components - Semicondtrs
Affymetrix	4,000	$142,040	1.22%	Medical - Biomed/Genetics
Agilent Technologies	6,000	$216,000	1.85%	Elec Components - Misc
Alcoa	6,000	$175,920	1.51%	Metal Ores - Non Ferrous
Amazon.com	3,500	$131,040	1.12%	Retail - Internet
Amgen	2,640	$199,267	1.71%	Medical - Biomed/Genetics
Apple Computer	11,000	$753,390	6.46%	Computer - Mini/Micro
Barr Pharmaceuticals	4,500	$302,310	2.59%	Medical - Generic Drugs
Bed Bath & Beyond	3,000	$108,120	0.93%	Retail - Misc/Diversified
Best Buy	2,000	$107,720	0.92%	Retail - Consumer Elect
Bristol-Myers Squibb	4,500	$103,950	0.89%	Medical - Drugs
Build-A-Bear-Workshop	7,000	$202,510	1.74%	Retail - Home Furnishings
Caremark Rx	4,000	$199,000	1.71%	Medical - Hlth Maint Orgs
Chubb	3,000	$287,250	2.46%	Insurance - Propt/Casul/Title
Devon Energy	3,000	$175,890	1.51%	Oil & Gas - U S Explo & Prod
FPL Group	7,000	$293,510	2.52%	Utility - Electric Power
Frontier Financial	8,000	$257,760	2.21%	Banks - West
Genentech	2,000	$171,380	1.47%	Medical - Biomed/Genetics
Harman International Industries	2,100	$231,735	1.99%	Audio/Video Home Products
Hewlett-Packard	7,000	$229,670	1.97%	Computer - Mini/Micro
Honeywell International	3,500	$143,325	1.23%	Diversified Operations
IDACORP	6,000	$197,640	1.70%	Utility - Electric Power
Intuit	4,000	$194,440	1.67%	Computer - Software
KB Home	3,500	$234,605	2.01%	Building - Resident/Commercl
Ligand Pharmaceuticals	10,000	$124,500	1.07%	Medical - Biomed/Genetics
Lilly (Eli)	3,500	$194,670	1.67%	Medical - Drugs
Lincoln Electric Holdings	2,500	$115,400	0.99%	Machinery - Tools & Rel Prods
Lowe's Companies	4,000	$272,720	2.34%	Buildg Prods - Retail/Whlsle
MapInfo	5,000	$67,450	0.58%	Computer - Software
Noble	4,000	$295,640	2.54%	Oil & Gas - Offshore Drillng
Norfolk Southern	4,500	$230,310	1.98%	Transportation - Rail
Nucor	1,200	$103,260	0.89%	Steel - Producers
Oracle	15,000	$186,300	1.60%	Computer - Software
Oshkosh Truck	1,600	$90,768	0.78%	Auto/Truck - Manufacturing
Patterson - UTI Energy	5,000	$137,750	1.18%	Oil & Gas - U S Explo & Prod
PepsiCo	3,000	$177,330	1.52%	Beverages - Soft Drink
Performance Food Group	3,000	$88,110	0.76%	Food Items - Wholesale
Pharmaceutical Product Development	7,500	$521,925	4.48%	Medical - Drugs
Phelps Dodge	1,330	$183,540	1.57%	Metal Ores - Non Ferrous
Regal-Beloit	4,000	$160,960	1.38%	Machinery - Tools & Rel Prods
Restoration Hardware	15,203	$81,792	0.70%	Retail - Home Furnishings
Schwab (Charles)	25,000	$405,250	3.48%	Finance - Investment Bkrs
Sempra Energy	3,000	$143,520	1.23%	Utility - Gas Distribution
Staples	4,000	$98,160	0.84%	Office Equip & Supplies
Symbol Technologies	10,092	$117,269	1.01%	Computer - Peripheral
3Com	16,000	$74,400	0.64%	Computer - Local Networks
Trimble Navigation	6,000	$245,460	2.11%	Instruments - Elec Measuring
USEC	16,000	$199,040	1.71%	Energy Alternate Sources
United Online	8,000	$96,080	0.82%	Computer - Internet
United Parcel Service, Cl B	2,500	$186,775	1.60%	Transportation - Services
VCA Antech	6,000	$167,700	1.44%	Medical - Hospitals
Washington Banking Company	5,000	$93,700	0.80%	Banks - West
Washington Mutual	6,750	$288,158	2.47%	Banks - West
Red Lion Hotels	21,000	$244,650	2.10%	Hotels & Motels
Weyerhaeuser	3,000	$204,870	1.76%	Buildg Prods - Wood
Wiley (John) & Sons, Cl A	3,400	$128,214	1.10%	Publishing - Books

	TOTAL	$11,654,123

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
America Movil ADR Series L	6,000	$208,380	3.08%	Telecommunctns - Cellular
American Oriental Bioengineering	15,000	$76,950	1.14%	Medical - Biomed/Genetics
Anglo-American plc ADR	2,500	$93,650	1.38%	Metal Ores - Gold
Australia & New Zealand Banking ADS	1,000	$95,230	1.41%	Banks - Foreign
AXA ADS	4,200	$148,596	2.20%	Banks - Foreign
BASF AG ADS	1,700	$128,503	1.90%	Chemicals - Diversified
BCE	4,000	$97,040	1.43%	Telecommunctns - Services
BOC Group plc, ADS	2,000	$105,800	1.56%	Chemicals - Diversified
Banco Bilbao Vizcaya Argentaria ADS	7,500	$152,325	2.25%	Banks - Foreign
Business Objects SA ADS	7,000	$261,030	3.86%	Computer - Software
CRH plc ADS	4,000	$136,000	2.01%	Building - Cement/Concrete/Ag
Cadbury Schweppes plc ADR	2,500	$102,300	1.51%	Food - Confectionery
Canadian Pacific Railway Ltd	3,200	$163,808	2.42%	Transportation - Rail
Canon ADS	2,200	$137,456	2.03%	Office Automation
China Mobile (Hong Kong) Ltd	4,000	$96,920	1.43%	Telecommunctns - Cellular
Coca-Cola Femsa ADS	4,300	$131,494	1.94%	Beverages - Soft Drink
Dassault Systems SA ADR	3,000	$168,240	2.49%	Computer - Software
Embraer Aircraft ADR	3,400	$135,150	2.00%	Aerospace - Aircraft
EnCana	3,000	$123,930	1.83%	Oil & Gas - Canadn Integrated
Enel SpA ADS	1,300	$54,210	0.80%	Utility - Electric Power
Enersis SA ADS	4,000	$49,080	0.73%	Utility - Electric Power
Epcos AG ADS	2,500	$34,750	0.51%	Elec Components - Misc
Fairmont Hotels & Resorts	2,500	$110,800	1.64%	Hotels & Motels
GlaxoSmithKline plc ADR	2,000	$101,640	1.50%	Medical - Drugs
GOL - Linhas Aereas Intel ADR	6,000	$196,800	2.91%	Transportation - Airline
Hanson plc ADS	2,100	$127,974	1.89%	Building - Cement/Concrete/Ag
Infineon Technologies AG ADR	5,000	$46,100	0.68%	Elec Components - Semicondtrs
ING Groep NV ADS	4,000	$150,360	2.22%	Insurance - Multi Line
Intrawest	4,600	$146,464	2.16%	Real Estate - Development
James Hardie Inds NV ADS	3,000	$99,750	1.47%	Building - Resident/Commercl
Korea Electric Power ADS	7,000	$155,470	2.30%	Utility - Electric Power
LAN Airlines SA	3,500	$142,975	2.11%	Transportation - Airline
Metso ADS	2,100	$77,490	1.15%	Paper & Paper Products
Mitsubishi OFJ Financial Group	10,000	$149,000	2.20%	Banks - Foreign
Nidec	5,000	$98,400	1.47%	Machinery - Electrical
Nissan Motor ADR	4,000	$92,040	1.36%	Auto/Truck - Mfg Foreign
Nomura Holdings ADR	10,000	$192,900	2.85%	Finance - Investment Bkrs
Norsk Hydro ADS	1,200	$140,100	2.07%	Oil & Gas - Intl Integrated
Novartis AG ADR	1,600	$85,200	1.26%	Medical - Drugs
Orient-Express Hotels, Cl A	3,500	$121,660	1.80%	Hotels & Motels
Pearson plc ADS	7,000	$87,150	1.29%	Publishing - Books
PT Indosat ADR	2,500	$70,250	1.04%	Utility - Telephone
Potash Corp of Saskatchewan	1,000	$95,750	1.42%	Fertilizers
Repsol YPF SA ADR	3,500	$98,035	1.45%	Oil & Gas - Intl Integrated
Rio Tinto plc ADS	750	$141,480	2.09%	Metal Ores - Misc
SK Telecom ADS	5,000	$120,750	1.78%	Telecommunctns - Services
Satyam Computer Services	3,000	$123,450	1.82%	Computer - Software
Serono SA ADR	5,000	$89,200	1.32%	Medical - Drugs
Sony ADS	3,000	$140,640	2.08%	Audio/Video Home Products
Telecom Corp New Zealand ADS	1,200	$33,588	0.50%	Utility - Telephone
Telefonica SA ADS	2,200	$101,684	1.50%	Utility - Telephone
Telefonos de Mexico, Cl L ADS	5,000	$111,950	1.65%	Utility - Telephone
Telus	2,000	$77,720	1.15%	Telecommunctns - Services
Toronto-Dominion Bank	2,400	$137,856	2.04%	Banks - Foreign
TOTAL SA ADR	1,300	$163,969	2.42%	Oil & Gas - Intl Integrated
Transport de Gas del Sur S.A. ADS	1,500	$7,590	0.11%	Utility - Gas Distribution
UPM-Kymmene Oyj ADS	3,500	$74,305	1.10%	Paper & Paper Products
Votorantim Celulose ADS	8,000	$118,080	1.75%	Paper & Paper Products
SINA	1,600	$35,792	0.53%	Computer - Internet

	TOTAL	$6,765,204

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds	Quantity	Market Value	% Portfolio	Maturity	Industry
Alliance Capital Management	65,000	$64,888	2.77%	8/15/06	Finance - Investment Mgmt
Amgen	90,000	$91,478	3.90%	12/1/07	Medical - Biomed/Genetics
Avon Products Inc.	95,000	$96,623	4.12%	8/1/07	Cosmetics & Toiletries
Caterpillar Inc.	100,000	$106,434	4.54%	9/15/09	Machinery - Const/Mining
Federal Home Loan Mtge. Corp	120,000	$116,531	4.97%	11/6/09	Housing
Federal Farm Credit Bank	100,000	$98,013	4.18%	12/7/09	Agricultural Operations
Federal Home Loan Bank	120,000	$118,010	5.03%	5/18/09	Finance - Consumer Loans
Federal National Mortgae Assoc.	120,000	$117,754	5.02%	2/23/10	Finance - Mrtg & R.E. Service
First Data Corp	100,000	$96,581	4.12%	6/15/10	Diversified Operations
International Lease Finance AIG	95,000	$96,374	4.11%	10/15/06	Finance - Leasing Cos
PSI Energy	90,000	$92,394	3.94%	10/15/07	Utility - Electric Power
Rockwell Automation Int'l	95,000	$97,377	4.15%	1/15/08	Indstrl Automtn/Robotics
Southwestern Bell Telephone	95,000	$96,066	4.09%	7/15/07	Utility - Telephone
TJ X Companies Inc.	95,000	$101,459	4.32%	12/15/09	Retail - Discount & Variety
Tribune Company	45,000	$45,189	1.93%	11/1/06	Publishing - Newspapers
US Treasury Note	225,000	$217,617	9.28%	8/18/08	U S Government
US Treasury Note	425,000	$416,434	17.75%	6/15/09	U S Government
US Treasury Note	200,000	$195,125	8.32%	4/15/10	U S Government
Verizon Wireless Capital	82,000	$81,594	3.48%	12/15/06	Utility - Telephone

	TOTAL	$2,345,941

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Air Products & Chemicals	50,000	$66,006	2.26%	4/15/21	Chemicals - Specialty
Allstate Corp.	50,000	$55,974	1.92%	6/15/13	Insurance - Multi Line
Archstone Smith Opr Trust	50,000	$50,230	1.72%	8/15/14	Real Estate - Equity REITs
AutoZone Inc.	95,000	$89,049	3.05%	11/15/15	Auto Parts - Replacement
Baker Hughes Inc.	70,000	$70,630	2.42%	2/15/09	Oil & Gas - Field Services
Bear Stearns Co, Inc. Cpn Step-up	154,000	$143,120	4.90%	6/27/18	Finance - Services
Becton Dickinson Corp.	40,000	$41,967	1.44%	10/1/09	Medical - Supplies
Caterpillar INC	40,000	$47,688	1.63%	8/15/11	Machinery - Const/Mining
Chase Manhattan Corp. Sub Notes	50,000	$52,183	1.79%	6/15/09	Banks - Money Center
Citicorp	50,000	$54,388	1.86%	10/15/11	Banks - Money Center
Comerica Bank	50,000	$52,373	1.79%	12/1/13	Banks - Midwest
Commonwealth Edison Corp.	50,000	$54,102	1.85%	7/1/13	Utility - Electric Power
Conagra Inc.	50,000	$53,790	1.84%	9/15/10	Food - Misc Preparation
Dayton Hudson Corp. (Target Stores)	50,000	$59,482	2.04%	1/1/11	Retail - Discount & Variety
Morgan Stanley Dean Witter Disc.	50,000	$53,219	1.82%	10/15/13	Finance - Investment Bkrs
Dover Corp.	70,000	$71,026	2.43%	6/1/08	Machinery - Genrl Industrial
Federal Home Loan Mtge Corp	100,000	$98,295	3.36%	8/26/19	Finance - Mrtg & R.E. Service
Federal Farm Credit Bank	120,000	$115,639	3.96%	2/17/15	Agricultural Operations
Federal Home Loan Bank	100,000	$97,978	3.35%	4/13/15	Finance - Consumer Loans
Federal National Mtge Assoc.	100,000	$96,167	3.29%	4/10/15	Housing
GTE Corp.	50,000	$51,527	1.76%	11/1/08	Telecommunctns - Services
General Electric Capital Corp	60,000	$68,121	2.33%	5/15/12	Finance - Leasing Cos
Heinz H. J. Co.	75,000	$75,299	2.58%	3/15/12	Food - Misc Preparation
Hershey Foods Co.	50,000	$54,318	1.86%	8/15/12	Food - Confectionery
Lowe's Companies	50,000	$55,520	1.90%	6/1/10	Buildg Prods - Retail/Whlsle
Masco	60,000	$65,424	2.24%	8/15/13	Buildg Prods - Miscellaneous
May Dept. Stores Co.	50,000	$55,986	1.92%	7/15/12	Retail - Major Dept Strs
Norwest Financial Inc.	50,000	$52,557	1.80%	7/15/09	Banks - Midwest
Paine Webber Group	50,000	$56,833	1.95%	2/15/14	Finance - Investment Bkrs
Koninlijke Phillips Electronics Crp	50,000	$54,358	1.86%	8/15/13	Electronics - Misc Products
Progressive Corp.	75,000	$82,287	2.82%	10/1/13	Insurance - Propt/Casul/Title
Sempra Energy Corp	50,000	$54,136	1.85%	3/1/10	Utility - Gas Distribution
Southwest Airlines Co.	75,000	$77,969	2.67%	3/1/12	Transportation - Airline
Texaco Capital	40,000	$44,800	1.53%	6/30/10	Oil & Gas - Intl Integrated
US Treasury Note	470,000	$453,550	15.52%	5/15/15	U S Government
US Freightways Corp.	50,000	$53,031	1.82%	4/15/10	Transportation - Truck
Wal-Mart Stortes	45,000	$49,475	1.69%	6/1/13	Retail - Discount & Variety
XL Capital (Europe)	90,000	$93,070	3.19%	1/15/12	Insurance - Propt/Casul/Title

	TOTAL	$2,921,568

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Ada & Canyon JSD #2 Meridian	50,000	$55,790	0.67%	7/30/15	Schools
Ada & Canyon JSD #2 Meridian	165,000	$178,260	2.14%	8/15/20	General Obligations
Ada & Canyon JSD #2 Merdian	155,000	$167,103	2.00%	8/15/21	General Obligations
Washington & Adams Co.s JSDC # 432	100,000	$99,748	1.20%	8/15/19	General Obligations
Adams County ID GO	110,000	$110,587	1.33%	8/1/14	General Obligations
Bannock Co. ID GO Jail	95,000	$96,278	1.15%	9/1/12	General Obligations
Bannock Co. ID SD #25 Pocatello	90,000	$91,380	1.09%	8/1/09	General Obligations
Bannock Co. ID SD #25 Pocatello	100,000	$101,973	1.22%	8/1/14	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	285,000	$298,114	3.57%	8/1/17	General Obligations
Blackfoot ID COP Series 2000	135,000	$147,708	1.77%	2/1/18	Utility - Waste Mangmt
Boise Co. ID SD # 73 Horseshoe Bend	125,000	$127,895	1.53%	7/31/10	Schools
Boise City ID ISD-Ref. Ada & Boise	100,000	$108,435	1.30%	8/15/14	General Obligations
Boise City ID Gen Fund Rev	160,000	$172,144	2.06%	12/1/17	Finance - Services
Boise City ID Gen Fund Rev	100,000	$107,373	1.29%	12/1/18	Finance - Services
Boise State University Rev.'s Ref A	295,000	$316,830	3.80%	4/1/19	State Education
Boise CIty Urb Ren Lease Rev	190,000	$203,582	2.44%	8/15/20	Real Estate - Development
Boise City Urb Ren Agy Lease Rev	110,000	$117,531	1.41%	8/15/21	Real Estate - Development
Boise City ID Urb Ren Agy Pk Rev&RA	65,000	$67,550	0.81%	9/1/12	Real Estate - Development
Boundary Co. ID SCD 101	200,000	$201,800	2.42%	8/1/15	Schools
Boundary Co. ID SCD 101	130,000	$139,964	1.68%	8/1/22	General Obligations
Caldwell ID GO	150,000	$159,675	1.91%	5/15/14	General Obligations
Canyon Co. ID SCD # 131 Nampa	325,000	$338,896	4.06%	8/15/19	Schools
Canyon Co. ID SD #134 Middleton	170,000	$180,300	2.16%	7/31/16	General Obligations
Canyon Co. ID SD #135	50,000	$49,960	0.60%	8/1/07	General Obligations
Canyon Co. ID SCD 139 Valley View	80,000	$81,697	0.98%	8/15/16	Schools
Cassia & Twin Falls ID JSD #151	85,000	$85,311	1.02%	8/1/13	General Obligations
Clark Co. ID SD #161 Dubois	270,000	$285,500	3.42%	2/1/15	General Obligations
Idaho Bond Bank Authority Rev	135,000	$135,545	1.62%	9/1/22	Pollution Control - Servcs
Idaho Falls ID Electric	150,000	$152,721	1.83%	4/1/19	Utility - Electric Power
Idaho Heath Fac. Holy Cross Rev Ref	65,000	$67,482	0.81%	12/1/11	Medical - Hospitals
Idaho Health Facs Auth Rev Ref.	110,000	$113,972	1.37%	12/1/14	Medical - Hospitals
Idaho Health Facs Auth Corp	115,000	$118,594	1.42%	12/1/22	Medical - Hospitals
Idaho Housing Agency	5,000	$4,934	0.06%	7/1/12	Housing
Idaho Housing Agency	15,000	$14,680	0.18%	7/1/24	Housing
Idaho Housing Agency	10,000	$9,868	0.12%	7/1/11	Housing
Idaho Housing & Finance Assoc.	100,000	$105,727	1.27%	6/1/17	Schools
Idaho State Building Authority	95,000	$97,692	1.17%	9/1/18	Real Estate - Development
Idaho State Building Authority	100,000	$102,889	1.23%	9/1/21	Real Estate - Development
Idaho State Building Authority	105,000	$105,876	1.27%	9/1/16	State Education
Idaho State University Ref & Impt	150,000	$154,602	1.85%	4/1/17	State Education
Idaho State University Rev.	220,000	$228,449	2.74%	4/1/24	State Education
Jerome ID Urban Renewal District	200,000	$202,828	2.43%	9/1/13	Real Estate - Development
Jerome Lincoln Gooding Co's JSC 261	125,000	$121,506	1.46%	9/15/18	General Obligations
Jerome Lincoln Gooding Co's JSD 261	250,000	$269,487	3.23%	9/15/22	General Obligations
Ketchum ID Water Rev	60,000	$61,139	0.73%	9/1/13	Utility - Water Supply
Kootenai-Shonshone Area Librarys	220,000	$223,612	2.68%	8/1/21	General Obligations
Kuna ID Sch/Comnty Lib. Dist	75,000	$77,075	0.92%	8/1/13	General Obligations
Lakeland ID JSD No. 272	100,000	$100,913	1.21%	8/15/15	General Obligations
Lemhi County ID GO	100,000	$101,736	1.22%	8/1/15	General Obligations
Madison CO ID Hospital COP	105,000	$109,001	1.31%	12/1/18	Medical - Hospitals
Meridian ID Free Library District	200,000	$200,346	2.40%	8/1/15	General Obligations
Nampa Idaho Series B	200,000	$211,408	2.53%	8/1/20	General Obligations
Oneida Co. ID SCD 351 Malad City	150,000	$152,331	1.83%	8/15/15	Schools
Owyhee & Canyon Co.s JSD #370	160,000	$171,555	2.06%	8/15/16	Schools
Pocatello ID Dev Ath Rev Al Tax Inc	150,000	$151,882	1.82%	3/1/11	Building - Resident/Commercl
Post Falls ID L.I.D. #91-4	20,000	$19,847	0.24%	4/15/06	Roads
Post Falls ID L.I.D. #91-4	20,000	$19,913	0.24%	4/15/07	Roads
Power & Cassia Cos ID JSD #381	60,000	$62,561	0.75%	2/1/12	General Obligations
Troy ID Sewer System	15,000	$14,928	0.18%	2/1/07	Utilities - Sewer
Troy ID Sewer System	15,000	$14,937	0.18%	2/1/08	Utilities - Sewer
Troy ID Sewer System	20,000	$19,925	0.24%	2/1/09	Utilities - Sewer
Troy ID Sewer System	20,000	$19,960	0.24%	2/1/10	Utilities - Sewer
University of Idaho Rev.s	200,000	$214,800	2.57%	4/1/19	State Education
University of Idaho Rev's	160,000	$171,373	2.05%	4/1/20	State Education
Valley County Id. Jail Project Ref.	125,000	$128,380	1.54%	8/1/14	Housing

	TOTAL	$8,345,858

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On March 27, 2006, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 26, 2006

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 26, 2006